Goodwill (Schedule) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Roll Forward]
Goodwill at beginning of year	$ 1,134,966	$ 1,081,868
Accumulated impairment loss at beginning of year	(360,557)	0
Goodwill balance at beginning of year, net	774,409	1,081,868
Goodwill impairment recognized, during the year	0	(360,557)
Goodwill recognized on acquisitions, during the year	146,702	57,976
Goodwill recognized in respect of prior period acquisitions, during the year	(530)	3,549
Foreign currency exchange adjustment, during the year	8,533	(8,427)
Goodwill at end of year	1,289,671	1,134,966
Accumulated impairment loss at end of year	(360,557)	(360,557)
Goodwill balance at end of year, net	929,114	774,409
Canada
Goodwill [Roll Forward]
Goodwill at beginning of year	372,596	378,884
Accumulated impairment loss at beginning of year	0	0
Goodwill balance at beginning of year, net	372,596	378,884
Goodwill impairment recognized, during the year	0	0
Goodwill recognized on acquisitions, during the year	28,167	2,139
Goodwill recognized in respect of prior period acquisitions, during the year	0	0
Foreign currency exchange adjustment, during the year	8,533	(8,427)
Goodwill at end of year	409,296	372,596
Accumulated impairment loss at end of year	0	0
Goodwill balance at end of year, net	409,296	372,596
United States South [Member]
Goodwill [Roll Forward]
Goodwill at beginning of year	350,126	297,077
Accumulated impairment loss at beginning of year	0	0
Goodwill balance at beginning of year, net	350,126	297,077
Goodwill impairment recognized, during the year	0	0
Goodwill recognized on acquisitions, during the year	71,512	48,884
Goodwill recognized in respect of prior period acquisitions, during the year	(530)	4,165
Foreign currency exchange adjustment, during the year	0	0
Goodwill at end of year	421,108	350,126
Accumulated impairment loss at end of year	0	0
Goodwill balance at end of year, net	421,108	350,126
United States Northeast [Member]
Goodwill [Roll Forward]
Goodwill at beginning of year	412,244	405,907
Accumulated impairment loss at beginning of year	(360,557)	0
Goodwill balance at beginning of year, net	51,687	405,907
Goodwill impairment recognized, during the year	0	(360,557)
Goodwill recognized on acquisitions, during the year	47,023	6,953
Goodwill recognized in respect of prior period acquisitions, during the year	0	(616)
Foreign currency exchange adjustment, during the year	0	0
Goodwill at end of year	459,267	412,244
Accumulated impairment loss at end of year	(360,557)	(360,557)
Goodwill balance at end of year, net	$ 98,710	$ 51,687